Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation - Other Details [Line Items]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 5,000
Expected tax rate	0.00%	0.00%	0.00%
Deferred Tax Assets, Valuation Allowance	$ 185,615	$ 91,819
Ireland
Taxation - Other Details [Line Items]
Tax Credit Carryforward, Valuation Allowance	163,000	80,000
Deferred Tax Assets, Valuation Allowance		7,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	8,000	1,000
Hong Kong
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	2,000	1,000
Singapore
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	18,000	20,000
France
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards		5,000
US
Taxation - Other Details [Line Items]
Tax Credit Carryforward, Valuation Allowance	7,000
Operating Loss Carryforwards, Valuation Allowance		1,000
Canada
Taxation - Other Details [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 10,000
Operating Loss Carryforwards, Valuation Allowance		4,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards		$ 2,000
Carryforward period		20 years